Quarterly Financial Information (Unaudited) (Details) - Schedule of quarterly financial information of operations and comprehensive loss - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Operations and Comprehensive Loss
Loss from operations		$ (27,289,000)	$ (22,857,000)			$ (95,954,000)	$ (99,660,000)	$ (89,064,000)
Other (expense) income:
Net loss		(52,162,000)	$ (24,825,000)			$ (127,007,000)	$ (101,552,000)	$ (91,622,000)
ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations		(3,809,064)		$ (1,332,873)
Other (expense) income:
Change in fair value of warrant liabilities		73,250,000		31,750,900
Total other (expense) income		(73,204,390)		(32,375,069)
Net loss		$ (77,013,454)		$ (33,707,942)	$ (33,707,942)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)		21,274,046		25,913,041
Basic and Diluted net loss per Class B share (in Dollars per share)		$ 0		$ 0
As Previously Reported | ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)			$ (1,332,873)
Other (expense) income:
Change in fair value of warrant liabilities	0			0
Financing costs – derivative warrant liabilities	0			0
Total other (expense) income	0
Net loss	$ (63,748)			(1,284,331)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	7,066,920
Basic and Diluted net loss per Class B share (in Dollars per share)	$ (0.01)
Restatement Adjustment | ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations	$ 0			0
Other (expense) income:
Change in fair value of warrant liabilities	1,209,100			31,750,900
Financing costs – derivative warrant liabilities	(672,711)			(672,711)
Total other (expense) income	536,389
Net loss	$ 536,389			(32,423,611)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	0
Basic and Diluted net loss per Class B share (in Dollars per share)	$ 0
As Restated | ArcLight
Statement of Operations and Comprehensive Loss
Loss from operations	$ (63,748)			(1,332,873)
Other (expense) income:
Change in fair value of warrant liabilities	1,209,100			31,750,900
Financing costs – derivative warrant liabilities	(672,711)			(672,711)
Total other (expense) income	536,389
Net loss	$ 472,641			$ (33,707,942)
Basic and Diluted weighted-average Class B ordinary shares outstanding (in Shares)	7,275,953
Basic and Diluted net loss per Class B share (in Dollars per share)	$ 0.06